Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	R$ 4,427,591	R$ 670,078	R$ 660,950
Purchase and capitalization	71,285	56,722	32,231
Disposals	(3,968)
Business combinations		3,798,962
Amortization	(152,748)	(98,171)	(23,103)
Intangible assets, end of period	4,342,160	4,427,591	670,078
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	4,831,939	953,808	921,577
Intangible assets, end of period	4,896,237	4,831,939	953,808
Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(404,348)	(283,730)	(260,627)
Intangible assets, end of period	(554,077)	(404,348)	(283,730)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	60,019	20,670	24,559
Purchase and capitalization	21,858	18,785	3,551
Transfers	20,873		985
Disposals	(3,968)
Business combinations		33,379
Amortization	(17,812)	(12,815)	(8,425)
Intangible assets, end of period	80,970	60,019	20,670
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	141,148	66,575	62,039
Intangible assets, end of period	178,303	141,148	66,575
Software | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(81,129)	(45,905)	(37,480)
Intangible assets, end of period	(97,333)	(81,129)	(45,905)
Internal project development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	64,721	44,887	27,802
Purchase and capitalization	49,427	32,090	28,680
Transfers	(20,873)		(985)
Amortization	(17,580)	(12,256)	(10,610)
Intangible assets, end of period	75,695	64,721	44,887
Internal project development | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	97,306	65,216	37,521
Intangible assets, end of period	124,449	97,306	65,216
Internal project development | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(32,585)	(20,329)	(9,719)
Intangible assets, end of period	(48,754)	(32,585)	(20,329)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	393,863	53,985	57,543
Business combinations		352,189
Amortization	(17,885)	(12,311)	(3,558)
Intangible assets, end of period	375,978	393,863	53,985
Trademarks | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	437,390	85,163	85,163
Intangible assets, end of period	437,390	437,390	85,163
Trademarks | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(43,527)	(31,178)	(27,620)
Intangible assets, end of period	(61,412)	(43,527)	(31,178)
Operating licenses for distance learning
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	1,458,209	245,721	245,721
Purchase and capitalization		5,847
Business combinations		1,206,641
Intangible assets, end of period	1,458,209	1,458,209	245,721
Operating licenses for distance learning | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	1,458,209	245,721	245,721
Intangible assets, end of period	1,458,209	1,458,209	245,721
Licenses to operate medical courses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	55,454
Business combinations		55,454
Intangible assets, end of period	55,454	55,454
Licenses to operate medical courses | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	55,454
Intangible assets, end of period	55,454	55,454
Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	250,378		292
Business combinations		272,416
Amortization	(36,061)	(22,038)	(292)
Intangible assets, end of period	214,317	250,378
Non-compete agreements | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	283,242	10,826	10,826
Intangible assets, end of period	283,242	283,242	10,826
Non-compete agreements | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(32,864)	(10,826)	(10,534)
Intangible assets, end of period	(68,925)	(32,864)	(10,826)
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	261,190
Business combinations		294,525
Amortization	(54,549)	(33,335)
Intangible assets, end of period	206,641	261,190
Customer relationship | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	395,220	100,695	100,695
Intangible assets, end of period	395,220	395,220	100,695
Customer relationship | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(134,030)	(100,695)	(100,695)
Intangible assets, end of period	(188,579)	(134,030)	(100,695)
Teaching-learning material (TLM)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	21,168		218
Business combinations		26,584
Amortization	(8,861)	(5,416)	(218)
Intangible assets, end of period	12,307	21,168
Teaching-learning material (TLM) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	33,928	7,344	7,344
Intangible assets, end of period	33,928	33,928	7,344
Teaching-learning material (TLM) | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(12,760)	(7,344)	(7,126)
Intangible assets, end of period	(21,621)	(12,760)	(7,344)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	1,862,589	304,815	304,815
Business combinations		1,557,774
Intangible assets, end of period	1,862,589	1,862,589	304,815
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	1,930,042	372,268	372,268
Intangible assets, end of period	1,930,042	1,930,042	372,268
Goodwill | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period	(67,453)	(67,453)	(67,453)
Intangible assets, end of period	R$ (67,453)	R$ (67,453)	R$ (67,453)